Fixed assets, net (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) $ / T	Dec. 31, 2018 USD ($) item
Instalments due by period ended:
Less: Current leaseback obligation	$ 14,097
Leaseback obligation, net of current portion	130,340
Citibank $114 mil. Facility
Fixed Assets, Net
Credit facility	114,000
Citibank $123.9 mil. Facility
Fixed Assets, Net
Credit facility	123,900
Vessels
Fixed Assets, Net
Impairment loss of vessels held and used		$ 210,700
Number of vessels on which impairment loss is recorded | item		10
Residual value of the fleet	$ 378,200	$ 378,200
Average life of scrap considered to calculate residual value of vessel, one	10 years
Average life of scrap considered to calculate residual value of vessel, two	5 years
Scrap value per ton (in dollars per ton) | $ / T	300
Vessels to be refinanced | item		2
Instalments due by period ended:
June 30, 2020	$ 31,304
June 30, 2021	32,522
June 30, 2022	32,521
June 30, 2023	32,522
June 30, 2024	77,127
Total leaseback instalments	205,996
Less: Imputed interest	61,559
Total leaseback obligation	144,437
Less: Current leaseback obligation	14,097
Leaseback obligation, net of current portion	$ 130,340
Hyundai Honour
Fixed Assets, Net
TEU | item		13,100
Hyundai Respect
Fixed Assets, Net
TEU | item		13,100
Hyundai Honour And Hyundai Respect
Fixed Assets, Net
Sale and leaseback arrangement term (in years)	5 years
Repurchase price	$ 52,600
Net proceeds	$ 144,800